Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 2,748	¥ 2,988	¥ 3,212
Remeasurement	18	97	232
Write-offs	(253)	(345)	(461)
Exchange differences on translating foreign operations	0	8	5
Balance at end of year	¥ 2,513	¥ 2,748	¥ 2,988